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                            CARTER LEDYARD & MILBURN
                                  2 Wall Street
                            New York, New York 10005
                                 (212) 732-3200



                                                                  April 18, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re: UBS PaineWebber Equity Trust, Value S&P Industrial Series 2002A
     File #333-84172
     Rule 497(j) Filing

Dear Sir/Madam:

                  On behalf of the Registrant, the undersigned certifies that the form of Prospectus that would have been filed under Section 497(b) would not have differed from that contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on April 18, 2002.


                                                 Very truly yours,

                                                 /s/ Kathleen H. Moriarty, Esq.
                                                 ------------------------------
                                                      Kathleen H. Moriarty, Esq.


cc: Patricia Mengiste